Keyport Variable Account I

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements

Statement of Assets and Liabilities	3-4

Statement of Operations	5-7

Statements of Changes in Net Assets	8-11

Notes to the Financial Statements	12-18

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Keyport Variable Account I:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Keyport Variable Account I (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Sub-Account (C25)

Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)

Columbia Variable Portfolio - Overseas Core Fund Class 1 Sub-Account (C37)

Columbia Variable Portfolio - Small Company Growth Fund Class 1 Sub-Account (C72)

Columbia Variable Portfolio - Strategic Income Fund Class 1 Sub-Account (151)

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets
	Shares	Cost	Investments at Fair Value	Dividend Receivable	Total Assets	Net Assets
Columbia Variable Portfolio - Government Money Market Fund Class 1 Sub-Account (C75)	1,767,042	$1,767,042	$1,767,042	$164	$1,767,206	$1,767,206
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1 Sub-Account (C25)	5,962	132,276	312,774	—	312,774	312,774
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	44,966	483,494	2,556,793	—	2,556,793	2,556,793
Columbia Variable Portfolio - Overseas Core Fund Class 1 Sub-Account (C37)	3,579	45,614	64,029	—	64,029	64,029
Columbia Variable Portfolio - Small Company Growth Fund Class 1 Sub-Account (C72)	50,536	721,792	757,033	—	757,033	757,033
Columbia Variable Portfolio - Strategic Income Fund Class 1 Sub-Account (151)	116,729	483,309	442,404	—	442,404	442,404
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1 Sub-Account (C69)	3,238	33,403	30,307	—	30,307	30,307

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Variable Life Contracts
	Units	Net Assets
C75	158,061	$1,767,206
C25	9,366	312,774
C59	36,964	2,556,793
C37	2,971	64,029
C72	2,717	757,033
151	9,513	442,404
C69	2,530	30,307

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	C75	C25	C59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$69,610	$—	$—
Expenses:
Mortality and expense risk charges	(10,689)	(1,755)	(13,956)

Net investment income (loss)	58,921	(1,755)	(13,956)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	19,205	75,290
Realized gain distributions	—	—	—

Net realized gains (losses)	—	19,205	75,290

Net change in unrealized appreciation (depreciation)	—	24,827	282,674
Net realized and change in unrealized gains (losses)	—	44,032	357,964

Net increase (decrease) in net assets from operations	$58,921	$42,277	$344,008

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	C37	C72	151
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,083	$—	$19,855
Expenses:
Mortality and expense risk charges	(342)	(4,366)	(2,611)

Net investment income (loss)	741	(4,366)	17,244

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	401	1,644	(5,534)
Realized gain distributions	—	95,731	—

Net realized gains (losses)	401	97,375	(5,534)

Net change in unrealized appreciation (depreciation)	16,674	56,655	16,434
Net realized and change in unrealized gains (losses)	17,075	154,030	10,900

Net increase (decrease) in net assets from operations	$17,816	$149,664	$28,144

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

C69
Sub-Account
Income:
Dividend income	$658
Expenses:
Mortality and expense risk charges	(176)

Net investment income (loss)	482

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(93)
Realized gain distributions	—

Net realized gains (losses)	(93)

Net change in unrealized appreciation (depreciation)	2,010
Net realized and change in unrealized gains (losses)	1,917

Net increase (decrease) in net assets from operations	$2,399

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C75 Sub-Account		C25 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$58,921	$75,576	$(1,755)	$(1,730)
Net realized gains (losses)	—	—	19,205	29,305
Net change in unrealized appreciation (depreciation)	—	—	24,827	11,457

Increase (decrease) from operations	58,921	75,576	42,277	39,032

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,463	6,246	479	577
Transfers between Sub-Accounts (including the Fixed Account), net	(11)	1,875	(1)	(209)
Withdrawals, surrenders, and contract charges	(71,634)	(75,147)	(26,107)	(44,077)

Net increase (decrease) from contract owner transactions	(67,182)	(67,026)	(25,629)	(43,709)

Total increase (decrease) in net assets	(8,261)	8,550	16,648	(4,677)
Net assets at beginning of year	1,775,467	1,766,917	296,126	300,803

Net assets at end of year	$1,767,206	$1,775,467	$312,774	$296,126

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C59 Sub-Account		C37 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(13,956)	$(12,502)	$741	$1,860
Net realized gains (losses)	75,290	96,107	401	30
Net change in unrealized appreciation (depreciation)	282,674	457,229	16,674	(490)

Increase (decrease) from operations	344,008	540,834	17,816	1,400

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,182	6,324	14	28
Transfers between Sub-Accounts (including the Fixed Account), net	(145)	328	(3)	(3)
Withdrawals, surrenders, and contract charges	(79,181)	(110,983)	(2,197)	(2,158)

Net increase (decrease) from contract owner transactions	(73,144)	(104,331)	(2,186)	(2,133)

Total increase (decrease) in net assets	270,864	436,503	15,630	(733)
Net assets at beginning of year	2,285,929	1,849,426	48,399	49,132

Net assets at end of year	$2,556,793	$2,285,929	$64,029	$48,399

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C72 Sub-Account		151 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(4,366)	$11,139	$17,244	$16,841
Net realized gains (losses)	97,375	(11,442)	(5,534)	(4,264)
Net change in unrealized appreciation (depreciation)	56,655	135,589	16,434	4,630

Increase (decrease) from operations	149,664	135,286	28,144	17,207

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,823	1,919	633	697
Transfers between Sub-Accounts (including the Fixed Account), net	(647)	(612)	(188)	1,764
Withdrawals, surrenders, and contract charges	(101,958)	(30,826)	(21,170)	(13,064)

Net increase (decrease) from contract owner transactions	(100,782)	(29,519)	(20,725)	(10,603)

Total increase (decrease) in net assets	48,882	105,767	7,419	6,604
Net assets at beginning of year	708,151	602,384	434,985	428,381

Net assets at end of year	$757,033	$708,151	$442,404	$434,985

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	C69 Sub-Account
	December 31,	December 31,
	2025	2024
Operations:
Net investment income (loss)	$482	$773
Net realized gains (losses)	(93)	(104)
Net change in unrealized appreciation (depreciation)	2,010	(399)

Increase (decrease) from operations	2,399	270

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	65	67
Transfers between Sub-Accounts (including the Fixed Account), net	(4)	(4)
Withdrawals, surrenders, and contract charges	(478)	(452)

Net increase (decrease) from contract owner transactions	(417)	(389)

Total increase (decrease) in net assets	1,982	(119)
Net assets at beginning of year	28,325	28,444

Net assets at end of year	$30,307	$28,325

The accompanying notes are an integral part of these financial statements.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Keyport Variable Account I (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”) and was established as a funding vehicle to receive and invest premium payments under variable life insurance contracts (the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had name changes, closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals and Surrender

The contract owner may surrender the contract and receive the contract cash surrender value at any time while the insured is living and the contract is in force. The cash surrender value will vary in accordance with investment performance of the Sub-Accounts and is equal to the contact account value less any contract loan and any applicable surrender charge.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is the fair value measurement of investments. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” (“Topic 820”), establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the Variable Account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. The deduction is at an effective annual rate of 0.60% of average daily assets in the Variable Account. These charges are reflected in the Statement of Operations.

Cost of Insurance

The cost of insurance charges are deducted monthly from the Variable Account and varies based on age, sex, and rating class. In general, the cost of insurance charge increases as the insured ages. These charges are reflected in the “Withdrawals, surrenders, and contract charges” line on the Statements of Changes in Net Assets.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
C75	$70,892	$79,112
C25	159	27,543
C59	1,356	88,456
C37	1,085	2,530
C72	96,135	105,552
151	19,996	23,477
C69	696	631

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
C75	3,018	9,084	(6,066)
C25	6	851	(845)
C59	46	1,234	(1,188)
C37	—	115	(115)
C72	296	653	(357)
151	7	472	(465)
C69	3	39	(36)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
C75	211,908	218,252	(6,344)
C25	6,297	7,985	(1,688)
C59	13,697	15,838	(2,141)
C37	1,383	1,519	(136)
C72	950	1,102	(152)
151	3,595	3,843	(248)
C69	4,083	4,119	(36)

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9. SEGMENT REPORTING

The Variable Account derives revenues from certain variable life insurance products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable life insurance products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,			For the years ended December 31,
	Units	Unit Value	Net Assets	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
C75
2025	158,061	$11.1805	$1,767,206	3.90%	0.60%	3.35%
2024	164,127	10.8177	1,775,467	4.88	0.60	4.37
2023	170,471	10.3649	1,766,917	4.61	0.60	4.10
2022	197,118	9.9564	1,962,551	1.16	0.60	0.60
2021	214,475	9.8966	2,122,572	0.02	0.60	(0.58)
C25
2025	9,366	33.3929	312,774	—	0.60	15.14
2024	10,211	29.0019	296,126	—	0.60	14.72
2023	11,899	25.2798	300,803	—	0.60	4.46
2022	13,247	24.1997	320,557	—	0.60	(1.70)
2021	13,390	24.6185	329,649	—	0.60	25.41
C59
2025	36,964	69.1698	2,556,793	—	0.60	15.44
2024	38,152	59.9168	2,285,929	—	0.60	30.54
2023	40,293	45.8989	1,849,426	—	0.60	42.31
2022	41,448	32.2519	1,336,751	—	0.60	(31.79)
2021	45,246	47.2851	2,139,465	—	0.60	27.96
C37
2025	2,971	21.5535	64,029	1.89	0.60	37.44
2024	3,086	15.6821	48,399	4.34	0.60	2.83
2023	3,222	15.2510	49,132	1.92	0.60	14.95
2022	3,385	13.2671	44,910	0.83	0.60	(15.19)
2021	3,484	15.6425	54,499	1.30	0.60	9.30
C72
2025	2,717	278.6313	757,033	—	0.60	20.96
2024	3,074	230.3485	708,151	2.30	0.60	23.37
2023	3,226	186.7208	602,384	—	0.60	25.88
2022	3,472	148.3353	515,057	—	0.60	(36.15)
2021	3,551	232.3157	825,051	—	0.60	(3.48)

KEYPORT VARIABLE ACCOUNT I

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value	Net Assets	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
151
2025	9,513	$46.5067	$442,404	4.55%	0.60%	6.68%
2024	9,978	43.5946	434,985	4.50	0.60	4.07
2023	10,226	41.8899	428,381	3.65	0.60	9.02
2022	10,556	38.4239	405,594	3.01	0.60	(11.90)
2021	11,444	43.6125	499,121	5.07	0.60	1.48
C69
2025	2,530	11.9790	30,307	2.24	0.60	8.54
2024	2,566	11.0368	28,325	3.33	0.60	0.96
2023	2,602	10.9319	28,444	2.39	0.60	5.07
2022	4,541	10.4044	47,242	2.13	0.60	(14.65)
2021	4,922	12.1903	60,006	1.98	0.60	(1.54)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting exclusively of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.